Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

Note 21: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors adopted the 2011 Israeli Share Option Plan. In September 2016, the Company’s Board of Directors approved an amendment to the plan, to include the issuance of restricted shares units (“RSU”) under the plan and renamed it the Israeli Share Award Plan (“2011 Plan”). In August 2021, the Company’s Board of Directors approved a 10-year extension of the 2011 Plan, until August 9, 2031, and adopted a few additional amendments to the 2011 Plan, and the 2011 Plan was further amended in October 2022.

Options and RSU’s granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter. As of 2020, options and RSUs granted under the 2011 Plan generally vest in four equal annual installments of 25% each.

In February 2022, the Company’s Board of Directors adopted the U.S. Taxpayer Appendix to the 2011 Plan (the “U.S. Appendix”), which provides for the grant of options and RSU to persons who are subject to U.S. federal income tax. The U.S. Appendix provides for the grant to U.S. employees of options that qualify as incentive stock options (“ISOs”) under the U.S. Internal Revenue Code of 1986, as amended. The U.S. Appendix was approved by our shareholders at the annual general meeting held in December 2022.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:

	For the Year Ended December 31
	2023	2022	2021
	U.S. Dollar in thousands
Cost of revenues	$249	$308	$69
Research and development	167	204	79
Selling and marketing	238	254	34
General and administrative	660	372	347
Total share-based compensation	$1,314	$1,138	$529

b.	Share options granted:

1.	On February 27, 2023, the Company’s Board of Directors approved the grant of options to purchase up to 147,000 ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On February 27, 2023, options to purchase 60,331 ordinary shares of the Company, at an exercise price of NIS 16.53 (USD 4.50) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $108 thousand.

-	On March 1, 2023, options to purchase 3,333 ordinary shares of the Company, at an exercise price of NIS 16.63 (USD 4.57) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $6 thousand.

-	On March 2, 2023, options to purchase 40,000 ordinary shares of the Company, at an exercise price of NIS 16.76 (USD 4.60) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $71 thousand.

-	On April 23, 2023, options to purchase 40,000 ordinary shares of the Company, at an exercise price of NIS 17.67 (USD 4.83) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $65 thousand.

Under the US Appendix:

-	On February 27, 2023, options to purchase 3,333 ordinary shares of the Company, at an exercise price of USD 4.57 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $6 thousand.

2.	On May 28, 2023, options to purchase 90,000 ordinary shares of the Company, under the Israeli Share Option Plan, at an exercise price of NIS 19.46 (USD 5.25) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $217 thousand.

3.	On August 15, 2023, options to purchase 20,000 ordinary shares of the Company, at an exercise price of NIS 20.07 (USD 5.33) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $37 thousand.

4.	On August 21, 2023, options to purchase up to 54,650 ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On August 21, 2023, options to purchase 24,050 ordinary shares of the Company, at an exercise price of NIS 21.54 (USD 5.68) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousand.

-	On September 26, 2023, options to purchase 9,050 ordinary shares of the Company, at an exercise price of NIS 20.60 (USD 5.39) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $17 thousand.

-	On October 4, 2023, options to purchase 2,500 ordinary shares of the Company, at an exercise price of NIS 21.51 (USD 5.39) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $5 thousand.

Under the US Appendix:

-	On August 21, 2023, options to purchase 7,500 ordinary shares of the Company, at an exercise price of USD 5.86 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $18 thousand.

-

On August 30, 2023, options to purchase 9,050 ordinary shares of the Company, at an exercise price of USD 5.91 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $22 thousand.

-

On September 25, 2023, options to purchase the 2,500 ordinary shares of the Company, at an exercise price of USD 5.47 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $6 thousand.

5.	On September 7, 2023, options to purchase an aggregate 32,000 ordinary shares of the Company, at an exercise price of NIS 21.63 (USD 5.62) per share, were granted to the Company’s newly elected external directors (within the meaning of Israeli law), who were appointed following the closing of the private placement with FIMI. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $45 thousand.

6.	On February 29, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 27,467 ordinary shares of the Company under the 2011 Plan and the US Appendix.

Under the Israeli Share Option plan:

-	20,800 options to purchase ordinary shares of the Company, at exercise price of NIS 23.91 (USD 6.67) per share. The fair value of the options was estimated on the date of grant at $51 thousands.

Under the Israeli Share Option plan:

-	6,667 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.62 per share. The fair value of the options was estimated on the date of grant was estimated at $17 thousands.

e.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2023		2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	3,247,814	19.91	1,504,678	20.38	1,660,958	20.38
Granted	343,647	18.60	2,076,800	19.27	-	-
Exercised	(42,175)	19.04	(8,325)	16.47	(28,672)	16.93
Forfeited	(279,305)	19.57	(325,339)	19.14	(127,608)	20.29

Outstanding at end of year	3,269,981	18.82	3,247,814	19.91	1,504,678	20.65
Exercisable at end of year	1,469,084	19.83	1,049,329	20.38	1,067,363	19.78
The weighted average remaining contractual life for the share options		4.01		4.67		3.33

The range of exercise prices for share options outstanding as of December 31, 2023, and 2022 were NIS 16.53- NIS 29.68. Exercise is by net exercise method.

f.	The following table lists the number of RSUs and changes in RSUs grants during the year:

	Number of RSs
	2023	2022	2021

Outstanding at beginning of year	14,705	49,561	104,519
Granted	-	-	-
End of restriction period	(12,444)	(31,608)	(52,538)
Forfeited	(386)	(3,248)	(2,420)

Outstanding at end of year	1,875	14,705	49,561
The weighted average remaining contractual life for the restricted share units	0.25	0.96	3.40

g.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

	2023	2022	2021(1)
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	26-38	23-40	-
Risk-free interest rate (%)	3.76-4.70	0.4-3.55	-
Contractual term of up to (years)	6.5	6.5	-
Exercise multiple	2	2	-
Weighted average share prices (NIS)	16.10-19.46	13.6-18.41	-
Expected average forfeiture rate (%)	0-8.5	0-8.5	-

(1)	During the year ended December 31, 2021, no grants of options or RSU were made

Under the US Appendix:

	2023	2022	2021(1)
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	34-47	27-47	-
Risk-free interest rate (%)	3.76-5.03	0.91-3.54	-
Contractual term of up to (years)	6.5	6.5	-
Exercise multiple	-	-	-
Weighted average share prices (NIS)	4.22-5.55	4.8-5.37	-
Expected average forfeiture rate (%)	5.5-8.5	1.9-8.5	-